Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Loss Per Share
The following table contains the loss per share of the Group for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020	December 31, 2019
Loss attributable to the stockholders of the Group	(60,514)	(825)	(4,576)
Weighted average number of outstanding common shares (thousands)	181,554	168,350	155,692

Basic and diluted earnings loss per share	(0.333)	(0.005)	(0.029)